SELECTED STATEMENTS OF OPERATIONS DATA (Financial expense (income), Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Financial Income:
Foreign currency translation adjustments	$ 629	$ 22
Interest from banks	216	64
Financial Income	845	86
Financial expenses:
Interest and bank charges	(13)	(7)
Foreign currency exchange gain	(96)	(453)
Other expense	(109)	(460)
Financial income (expenses), net	$ 736	$ (374)